ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jul. 31, 2025
Accounting Policies [Abstract]
Schedule of allowance for uncollectible receivables
	Allowance for Credit Loss		Credit Loss / (Recovery)
	Period Ended July 31		Period Ended July 31
	2025	2024	2025	2024
Beginning balance	$42,680	$115,000	$—	$—
Charge-offs (recoveries)	(57,984)	(112,552)	—	(23,000)
Reserve Adjustments	38,512	40,232	38,512	139
Ending Balance	$23,208	$42,680	$38,512	$(22,861)

Schedule of property and equipment depreciation and amortization period
Buildings and improvements	18-40 years
Improvements to leased property	3-40 years
Fixtures and equipment	7-12 years
Other	3-5 years